Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2015	Aug. 31, 2014
Consolidated Balance Sheets [Abstract]
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	240,000,000	240,000,000
Common Stock, shares issued	8,830,700	6,024,108
Common Stock, shares outstanding	8,830,700	6,024,108